Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Legal settlement (See Note 24)	$6,207	$5,625
Employee compensation and benefits	2,850	2,384
Professional fees	1,353	570
Product revenue allowances and reserves	82	246
Other	372	829
Total	$10,864	$9,654